Divestiture (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Divestiture [Abstract]
Schedule of Operations and Comprehensive Income (Loss) Related to Discontinued Operations
Components of amounts reflected in the unaudited condensed consolidated statements of operations and comprehensive income (loss) related to discontinued operations are presented in the table, as follows (in thousands):

	Thirteen Weeks Ended October 1, 2023	Thirty-Nine Weeks Ended October 1, 2023
Revenues	$3,774	$29,048
Cost of revenues	4,102	30,609

Gross loss	(328)	(1,561)
Operating expenses:
Sales and marketing	2,425	6,855
General and administrative	5,681	12,572

Total operating expenses	8,106	19,427

Loss from discontinued operations	(8,434)	(20,988)
Other income (expense), net	31	32

Loss from discontinued operations before income taxes	(8,403)	(20,956)
Income tax benefit (provision)	(1)	3
Impairment loss from discontinued operations	(147,505)	(147,505)

Net loss from discontinued operations	$(155,909)	$(168,458)

Components of amounts reflected in the consolidated statements of operations and comprehensive income (loss) related to discontinued operations are presented in the table, as follows (in thousands):

December 31, 2022
Revenues	$13,325
Cost of revenues	12,847

Gross profit	478
Operating expenses:
Sales and marketing	1,315
General and administrative	617

Total operating expenses	1,932

Net loss from discontinued operations	$(1,454)

Schedule of Major Categories of Assets and Liabilities Held for Sale
The following is a summary of the major categories of assets and liabilities held for sale (in thousands):

	As of
	October 1, 2023	December 31, 2022
Intangible assets, net	$12,299	$42,610
Goodwill	—	119,422

Long-term assets held for sale	$12,299	$162,032

The following is a summary of the major categories of assets and liabilities held for sale (in thousands):

December 31, 2022
Intangible assets, net	$42,610
Goodwill	119,422

Long-term assets held for sale	$162,032